Net Interest Income	12 Months Ended
Dec. 31, 2012
Net Interest Income

Note 17 – Net Interest Income

The components of net interest income were as follows:

(In Millions)	2012	2011	2010
Interest Income
Loans and Leases	$828.6	$938.7	$932.6
Securities – Taxable	250.6	223.6	186.0
– Non-Taxable	17.7	25.0	29.5
Interest-Bearing Deposits with Banks	176.4	192.8	134.6
Federal Reserve Deposits and Other	14.4	28.5	14.0

Total Interest Income	$1,287.7	$1,408.6	$1,296.7

Interest Expense
Deposits	$156.7	$230.0	$201.0
Federal Funds Purchased	1.2	1.9	4.8
Securities Sold under Agreements to Repurchase	0.4	0.7	1.0
Other Borrowings	4.0	5.5	5.4
Senior Notes	72.0	64.4	48.6
Long-Term Debt	60.3	94.6	114.8
Floating Rate Capital Debt	2.8	2.4	2.4

Total Interest Expense	$297.4	$399.5	$378.0

Net Interest Income	$990.3	$1,009.1	$918.7